CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Class A [Member] shares	Class A [Member] Common shares [Member] USD ($) shares	Class A [Member] Common shares [Member] CNY (¥) shares	Class B [Member] shares	Class B [Member] Common shares [Member] USD ($) shares	Class B [Member] Common shares [Member] CNY (¥) shares
Balance at Dec. 31, 2012		¥ 739,499		¥ 1,855,164		¥ (92,066)		¥ (1,023,902)			¥ 200			¥ 103
Balance (in shares) at Dec. 31, 2012 | shares										268,919,350	268,919,350		131,916,660	131,916,660
Net (loss) income		(142,865)						¥ (142,865)
Other comprehensive income		(42,873)				¥ (42,873)
Share-based compensation		¥ 11,108		¥ 11,108
Conversion of Class B common shares into Class A common shares
Conversion of Class B common shares into Class A common shares (in shares) | shares									131,896,605	40,000	40,000		(40,000)	(40,000)
Exercise of stock options		¥ 4,824		¥ 4,823							¥ 1
Exercise of stock options (in shares) | shares										1,507,470	1,507,470
Balance at Dec. 31, 2013		569,693		¥ 1,871,095		¥ (134,939)		¥ (1,166,767)			¥ 201			¥ 103
Balance (in shares) at Dec. 31, 2013 | shares										270,466,820	270,466,820		131,876,660	131,876,660
Net (loss) income		88,117						¥ 88,117
Other comprehensive income		4,991				¥ 4,991
Share-based compensation		10,417		¥ 10,417
Conversion of Class B common shares into Class A common shares (in shares) | shares									131,876,660
Exercise of stock options		4,366		4,366
Exercise of stock options (in shares) | shares										1,625,770	1,625,770
Balance at Dec. 31, 2014		677,584		¥ 1,885,878		¥ (129,948)		¥ (1,078,650)			¥ 201			¥ 103
Balance (in shares) at Dec. 31, 2014 | shares										272,092,590	272,092,590		131,876,660	131,876,660
Net (loss) income	$ 14,133	91,548						¥ 91,548
Other comprehensive income	13,656	88,461				¥ 88,461
Share-based compensation		¥ 8,597		¥ 8,597
Conversion of Class B common shares into Class A common shares (in shares) | shares									131,876,660
Exercise of stock options
Exercise of stock options (in shares) | shares										857,870	857,870
Balance at Dec. 31, 2015	$ 133,717	¥ 866,190	$ 292,457	¥ 1,894,475	$ (6,405)	¥ (41,487)	$ (152,382)	¥ (987,102)		$ 31	¥ 201		$ 16	¥ 103
Balance (in shares) at Dec. 31, 2015 | shares										272,950,460	272,950,460		131,876,660	131,876,660